Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 6. Commitments

On August 1, 2013, the Company engaged Vector to assist the Company with identifying subject matter experts in the medical device and biotechnology industries and to assist the Company with its ongoing research, development and eventual commercialization of its Regeneration Technology (collectively, the “Services”). In consideration of the Services, the Company will pay Vector a monthly consulting fee of $5,000.

In connection with the Company’s anticipated Section 510(k) submission of its proprietary Cell Deposition Device to the Food and Drug Administration, the Company has engaged StemCell System GmbH (“StemCell Systems”) to provide it with prototypes and related documents. Pursuant to this engagement the Company incurred expenses of $44,910 in the three months ended March 31, 2015. The remaining payments are due prior to June 30, 2015, the exact amount and timing of which is dependent on the actual work performed.

On September 25, 2014, the Company entered into a Charitable Grant Agreement with the University of Pittsburgh (the “University”), pursuant to which the Company committed to provide a charitable donation to the University in the aggregate amount of $75,000 (the “Grant”). The Company will pay the Grant in eight quarterly installments of $9,375, with the first payment made on or before October 2014 and the final payment to be made on or before July 31, 2016. Dr. Gerlach, from whom the Company purchased the Cell Deposition Device, is a professor at the University. At March 31, 2015, $37,500 of the amount payable to the University was recorded as other current liabilities and $18,750 was recorded as other long term liabilities in the accompanying consolidated balance sheet.

See also “Note 6. Related Party Transactions.”

On August 1, 2013, the Company engaged Vector to assist the Company with identifying subject matter experts in the medical device and biotechnology industries and to assist the Company with its ongoing research, development and eventual commercialization of its Regeneration Technology (collectively, the “Services”). In consideration of the Services, the Company will pay Vector a monthly consulting fee of $5,000. The consulting agreement with Vector continues until December 31, 2014, unless earlier terminated by either party upon five days prior written notice. The Company has verbally agreed to continue paying Vector a monthly consulting fee of $5,000 in 2015.

In connection with the Company’s anticipated Section 510(k) submission of its proprietary Cell Deposition Device to the Food and Drug Administration, in June 2014 the Company engaged StemCell System GmbH (“StemCell Systems”) to provide it with prototypes and related documents. Pursuant to this engagement, the Company incurred expenses of $137,508 in the year ended December 31, 2014.

On September 25, 2014, the Company entered into a Charitable Grant Agreement with the University of Pittsburgh (the “University”), pursuant to which the Company committed to provide a charitable donation to the University in the aggregate amount of $75,000 (the “Grant”). The Company will pay the Grant in eight quarterly installments of $9,375, with the first payment made on or before October 2014 and the final payment to be made on or before July 31, 2016. Dr. Gerlach, from whom the Company purchased the Cell Deposition Device, is a professor at the University. At December 31, 2014, $37,500 of the amount payable to the University was recorded as current liabilities and $28,125 was recorded as long term liabilities in the accompanying consolidated balance sheet.

See also “Note 7. Related Party Transactions.”